Derivative instruments - Gains (Losses) Related to Hedging Derivative Portfolio Recognized in the Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments, Gain (Loss) [Line Items]
(Loss) gain recognized in the consolidated income statement due to fair value and cash flow hedging relationships	$ (1)	$ 7	$ 11
Interest rate contracts | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) on cash flow hedges	0	7	0
Interest rate contracts | Long-term debt | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized on derivatives	587	486	(328)
Gain or (loss) recognized on hedged item	(586)	(483)	330
Interest rate contracts | Securities available-for-sale | Interest revenue
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized on derivatives	(627)	(795)	284
Gain or (loss) recognized on hedged item	624	788	(273)
FX contracts | Other revenue
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) on cash flow hedges	0	0	2
FX contracts | Staff expense
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) on cash flow hedges	(1)	3	(4)
FX contracts | Securities available-for-sale
Derivative Instruments, Gain (Loss) [Line Items]
Gain from components excluded from assessment of fair value hedge effectiveness, net	1	2	(1)
FX contracts | Securities available-for-sale | Other revenue
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized on derivatives	(9)	9	(2)
Gain or (loss) recognized on hedged item	$ 11	$ (8)	$ 2